Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of domestic and foreign pre-tax income

	Years ended December 31,
($ in thousands)	2023	2022	2021
Domestic	11,695	10,735	(1,398)
Foreign	726,588	98,282	4,187
Income/(loss) before income taxes	738,283	109,017	2,789

Schedule of reconciliation of taxes from statutory rate to the income tax (benefit) on pre-tax income (loss)

	Years ended December 31,
($ in thousands)	2023	2022	2021
Statutory rate	-	-	-
Foreign rate differential	4,800	10,916	3,406
Compensation	23,848	5,245	5,554
Valuation allowance	446	(3,918)	14,874
Withholding tax	1,928	1,082	49
Non-deductible taxes	-	(802)	-
Prior period adjustments	(468)	129	1,763
Impairment	-	-	(39)
Non-taxable income	(1,984)	-	(15,541)
Other, net	(8,486)	(1,094)	(339)
Provision for/(benefit from) income taxes	20,084	11,558	9,727

Schedule of foreign income tax rate differential

	Years ended December 31,
($ in thousands)	2023	2022	2021
US subsidiaries at statutory tax rate	1,884	12,428	(10,961)
Singapore subsidiaries at statutory tax rate	(570)	(586)	140
Irish subsidiaries at statutory tax rate	6	(11)	584
UK subsidiaries at statutory tax rate	3,487	(942)	13,632
Other	(7)	27	11
Total	4,800	10,916	3,406

Schedule of provision (benefit) for income taxes

	Years ended December 31,
($ in thousands)	2023	2022	2021
Current:
Domestic (Guernsey)	-	-	-
Foreign - US federal and state	12,417	3,844	(984)
Foreign - other and withholding	1,804	(1,642)	(902)
Total current provision for/(benefit from) income taxes	14,221	2,202	(1,886)

Deferred:
Domestic (Guernsey)	-	-	-
Foreign - US federal and state	8,982	6,728	9,989
Foreign - other	(3,119)	2,628	1,624
Total deferred provision for/(benefit from) income taxes	5,863	9,356	11,613

Total provision for/(benefit from) income taxes	20,084	11,558	9,727

Schedule of deferred tax assets and liabilities

	December 31,
($ in thousands)	2023	2022
Deferred tax assets:
Compensation and benefit accruals	22,443	10,087
Net operating loss carryforwards	3,692	219
Non-deductible and excess interest	32,260	28,114
Unrealized loss	-	-
Acquisition costs	411	463
Capital lease	153	153
Other	1,236	928
Total deferred tax assets(1)	60,195	39,964

Deferred tax liabilities:
Compensation and benefit accruals	-	-
Depreciation and amortization	(772)	(257)
Goodwill	(12,873)	(10,413)
Unrealized gain	(77,310)	(57,319)
Total deferred tax liabilities(1)	(90,955)	(67,989)

Net deferred tax position	(30,760)	(28,025)
Valuation allowance	(19,252)	(16,864)
Net deferred tax liabilities	(50,012)	(44,889)
1.	Total deferred tax assets and liabilities in this table are shown on a gross basis. Deferred tax assets and liabilities as shown in the consolidated statements of financial position are offset within each tax jurisdiction, to the extent that they relate to the same taxable entity.

Schedule of net operating loss carryforwards

	December 31,
($ in thousands)	2023	2022
US federal(1)	-	-
US state(2)	9,427	22,624
Foreign(1)	3,692	17,018
1.	US federal and foreign net operating losses have indefinite carryforward periods.
2.	US state operating losses will expire on various dates from 2038 through 2042.